FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Carrying values of derivatives by type of risk (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	$ 4,961,237	$ 2,454,005
Derivative financial liabilities	(4,737,454)	(1,961,109)
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,579,471	736,163
Derivative financial liabilities	(1,718,847)	(630,605)
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	3,260,459	1,669,513
Derivative financial liabilities	(2,925,699)	(1,269,295)
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	121,307	48,329
Derivative financial liabilities	(92,908)	(61,209)
Carrying Amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	4,961,237	2,454,005
Derivative financial liabilities	4,737,454	1,961,109
Carrying Amount | Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,579,471	736,163
Derivative financial liabilities	1,718,847	630,605
Total derivative financial assets (liabilities)	(139,376)	105,558
Carrying Amount | Forwards | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,573,952	729,367
Derivative financial liabilities	1,711,644	605,537
Carrying Amount | Forwards | Equity contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	5,519	6,796
Derivative financial liabilities	7,203	25,068
Carrying Amount | Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	3,260,459	1,669,513
Derivative financial liabilities	2,925,699	1,269,295
Total derivative financial assets (liabilities)	334,760	400,218
Carrying Amount | Swaps | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	2,394,832	1,422,355
Derivative financial liabilities	1,917,397	960,838
Carrying Amount | Swaps | Interest rate contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	865,627	247,158
Derivative financial liabilities	1,008,302	308,457
Carrying Amount | Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	121,307	48,329
Derivative financial liabilities	92,908	61,209
Total derivative financial assets (liabilities)	28,399	(12,880)
Carrying Amount | Options | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	121,307	48,329
Derivative financial liabilities	$ 92,908	$ 61,209